Intangible Assets - Additional Information (Detail) ₺ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2018 TRY (₺)	Jun. 01, 2020 USD ($)	Jun. 01, 2020 TRY (₺)
Disclosure of detailed information about intangible assets [line items]
Amortization expense	₺ 2,454,969	₺ 1,920,756	₺ 1,580,319
Impairment losses on intangible assets	18,460	2,540	3,232
Yaani [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of ownership interest in entity acquired				100.00%	100.00%
Consideration transferred				$ 12,310	₺ 78,828
Intangible assets				10,472	71,652
Deferred tax assets				$ 2,618	17,913
Goodwill					₺ 7,176
Internally generated [member] | Computer software
Disclosure of detailed information about intangible assets [line items]
Amortization expense	46,601	47,591	₺ 40,934
Capitalized cost	₺ 244,204	₺ 206,064